CONCENTRATIONS (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Concentrations 1	$ 60,699,000
Concentrations 2	$ 29,518,000
Concentrations 3	10.00%
Concentrations 4	325
Concentrations 5	10.00%
Concentrations 6	346
Concentrations 7	10.00%